Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

2015	$135,800
2016	120,600
2017	124,400
2018	128,100
2019	109,500
$618,400

2014	$86,900
2015	117,600
2016	122,000
2017	126,000
2018	129,600
Thereafter	77,200
$659,300